Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,693,000.00
Previously Paid Amount	0.00
Total Fee Amount	371.90
Total Offset Amount	0.00
Net Fee	371.90
Narrative - Max Aggregate Offering Price	$ 2,693,000.00
Final Prospectus	true